UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-23053

American Funds Retirement Income Portfolio Series

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: October 31

Date of reporting period: January 31, 2019

Steven I. Koszalka

American Funds Retirement Income Portfolio Series

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

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American Funds Retirement Income Portfolio — ConservativeSM

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	769,667	$30,263
Equity-income and Balanced funds 50%
Capital Income Builder, Class R-6	2,061,542	120,848
The Income Fund of America, Class R-6	4,207,204	90,497
American Balanced Fund, Class R-6	2,314,624	60,412
American Funds Global Balanced Fund, Class R-6	966,329	30,265
		302,022
Fixed income funds 45%
The Bond Fund of America, Class R-6	11,893,476	150,928
U.S. Government Securities Fund, Class R-6	4,444,413	60,311
American Funds Inflation Linked Bond Fund, Class R-6	3,183,818	30,278
American Funds Mortgage Fund, Class R-6	3,022,768	30,046
		271,563
Total investment securities 100% (cost: $607,982,000)		603,848
Other assets less liabilities 0%		(210)
Net assets 100%		$603,638

American Funds Retirement Income Portfolio Series — American Funds Conservative Portfolio — Page 1 of 4

American Funds Retirement Income Portfolio — ModerateSM

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,028,985	$40,460
Equity-income and Balanced funds 70%
Capital Income Builder, Class R-6	3,453,682	202,455
The Income Fund of America, Class R-6	9,398,544	202,163
American Balanced Fund, Class R-6	4,655,285	121,503
American Funds Global Balanced Fund, Class R-6	1,295,799	40,584
		566,705
Fixed income funds 25%
The Bond Fund of America, Class R-6	6,379,246	80,952
American Funds Inflation Linked Bond Fund, Class R-6	4,251,595	40,433
U.S. Government Securities Fund, Class R-6	2,976,481	40,391
American Funds Mortgage Fund, Class R-6	4,060,997	40,366
		202,142
Total investment securities 100% (cost: $812,962,000)		809,307
Other assets less liabilities 0%		(262)
Net assets 100%		$809,045

American Funds Retirement Income Portfolio Series — American Funds Moderate Portfolio — Page 2 of 4

American Funds Retirement Income Portfolio — EnhancedSM

Investment portfolio

January 31, 2019

unaudited

Fund investments Growth-and-income funds 5%	Shares	Value (000)
American Mutual Fund, Class R-6	1,090,919	$42,895
Equity-income and Balanced funds 90%
Capital Income Builder, Class R-6	4,390,475	257,370
The Income Fund of America, Class R-6	11,965,117	257,369
American Balanced Fund, Class R-6	6,573,938	171,580
American Funds Global Balanced Fund, Class R-6	2,739,141	85,790
		772,109
Fixed income funds 5%
American Funds Inflation Linked Bond Fund, Class R-6	4,510,510	42,895
Total investment securities 100% (cost: $861,227,000)		857,899
Other assets less liabilities 0%		(212)
Net assets 100%		$857,687

American Funds Retirement Income Portfolio Series — American Funds Enhanced Portfolio — Page 3 of 4

unaudited

Valuation disclosures

Security valuation — The net asset value of each share class of each fund is calculated based on the reported net asset values of the underlying funds in which each fund invests. The net asset value of each underlying fund is calculated based on the policies and procedures of the underlying fund contained in each underlying fund’s statement of additional information. Generally, the funds and the underlying funds determine the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Processes and structure — The series’ board of trustees has delegated authority to the series’ investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The series’ board and audit committee also regularly review reports that describe fair value determinations and methods. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The series’ investment adviser classifies each fund’s assets and liabilities into three levels based on the method used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. At January 31, 2019, all of the investment securities held by each fund were classified as Level 1.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the series prospectus and summary prospectuses, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.

All Capital Group trademarks referenced are registered trademarks owned by The Capital Group Companies, Inc. or an affiliated company. All other company and product names mentioned are the trademarks or registered trademarks of their respective companies.

©2019 Capital Group. All rights reserved.

MFGEFPX-825-0319O-S66014	American Funds Retirement Income Portfolio Series — Page 4 of 4

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN FUNDS RETIREMENT INCOME PORTFOLIO SERIES

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Walter R. Burkley
Walter R. Burkley, Executive Vice President and Principal Executive Officer

Date: March 29, 2019

By /s/ Gregory F. Niland
Gregory F. Niland, Treasurer and Principal Financial Officer

Date: March 29, 2019